As filed with the Securities and Exchange Commission on January 30, 2025

1933 Act Registration No. 33-72424

1940 Act Registration No. 811-8194

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	x
Pre-Effective Amendment No.
Post-Effective Amendment No. 290	x

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	x
Amendment No. 291	x

(Check appropriate box or boxes.)

FINANCIAL INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

1290 Broadway, Suite 1000

Denver, CO 80203

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

Brendan Hamill

Financial Investors Trust

1290 Broadway, Suite 1000

Denver, CO 80203

(Name and Address of Agent of Service)

Copy to:

Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP

3400 Walnut Street, Suite 700

Denver, CO 80205

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment

It is proposed that this filing will become effective (check appropriate box):

[__]	immediately upon filing pursuant to paragraph (b)
[X]	On February 7, 2025, pursuant to paragraph (b)
[__]	60 days after filing pursuant to paragraph (a) (1)
[__]	on (date) pursuant to paragraph (a)
[__]	75 days after filing pursuant to paragraph (a) (2)
[__]	on (date), pursuant to paragraph (a) (2)

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 288 to its Registration Statement until February 7, 2025. Post-Effective Amendment No. 288 to the Registrant’s Registration Statement relates to RiverFront Asset Allocation Growth & Income, a series of the Registrant. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 288 under the Securities Act of 1933 and Amendment No. 289 under the Investment Company Act of 1940, filed on November 27, 2024, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) and has duly caused this Post-Effective Amendment No. 290, of its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on the 30th day of January, 2025.

FINANCIAL INVESTORS TRUST
(Registrant)

By:	/s/ Lucas Foss
Lucas Foss
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Edmund J. Burke	Trustee	January 30, 2025
Edmund J. Burke*

/s/ Jeremy W. Deems	Trustee	January 30, 2025
Jeremy W. Deems*

/s/ Mary K. Anstine	Trustee	January 30, 2025
Mary K. Anstine*

/s/ Michael "Ross" Shell	Chairman and Trustee	January 30, 2025
Michael "Ross" Shell*

/s/ Lucas Foss	President, Principal Executive Officer	January 30, 2025
Lucas Foss

/s/ Paul Holland	Assistant Treasurer, Principal Financial Officer, Principal Accounting Officer	January 30, 2025
Paul Holland

*	Signature affixed by Brendan Hamill pursuant to a power of attorney dated June 11, 2024.